Debt - Schedule of Debt (Details) (Parenthetical)								1 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 10, 2019 USD ($)	Aug. 15, 2019 USD ($)	Mar. 29, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 11, 2019 USD ($)	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) Integer	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Proceeds from short-term debt											$ 75,000				$ 200,000
Debt discount									$ 2,600,000						2,600,000
Repayments for debt													$ 2,030,344	$ 2,745,024	5,020,795	$ 2,936,044
Proceeds form convertible promissory note															140,000
Additional interest expenses															30,000
Debt periodic payment															230,000
U.S. Small Business Administration [Member]
Repayment of short-term debt													30,000
US Small Business Administration 1 [Member]
Proceeds from short-term debt								$ 500,000
Repayments for debt												$ 8,322
Debt instrument interest percentage								3.75%
Debt description								Under the terms of the loan interest is to accrue at a rate of 3.75% per annum and installment payments of $2,437 monthly will begin twelve months from the date of the loan, with all interest and principal due and payable thirty years from the date of the loan. During the six months ended September 30, 2020 we recorded $8,322 worth of interest on the loan.
Debt periodic payment								$ 2,437
Convertible Promissory Note [Member]
Repayment of short-term debt													262,649
Debt discount									203,000						203,000
Interest expense									116,077				59,916		$ 11,626
Gain on settlement of debts													83,376
Proceeds form convertible promissory note									200,000
Loan fees									$ 3,000
Debt instrument interest percentage									10.00%						10.00%
Debt maturity date									Jun. 02, 2021
Conversion of lowest trading percentage									65.00%
Conversion of lowest trading days | Integer									15
Additional interest expenses													7,453		$ 1,446
Wrote off derivative liability													265,584
Convertible Promissory Note Entered Two [Member]
Repayment of short-term debt													197,351
Debt discount									$ 153,000						153,000
Interest expense									148,432				44,960		$ 6,711
Gain on settlement of debts													64,132
Proceeds form convertible promissory note									150,000
Loan fees									$ 3,000
Debt instrument interest percentage									10.00%						10.00%
Debt maturity date									Jun. 10, 2021
Conversion of lowest trading percentage									65.00%
Conversion of lowest trading days | Integer									15
Additional interest expenses													5,617		$ 838
Wrote off derivative liability													203,357
Short Term Advance [Member]
Proceeds from short-term debt									$ 150,000
Repayment of short-term debt													55,000
Promissory note [Member]
Proceeds from short-term debt								400,000
Repayment of short-term debt								$ 16,667
Interest expense													83,335
Debt description								Under the note six interest only payments of $16,667 are to be made on the 20th of each month beginning in May 2020.
Senior Management Team [Member]
Repayments for debt													26,001
Secured Merchant Agreement [member]
Proceeds from short-term debt	$ 854,801	$ 339,270
Repayment of short-term debt	2,448,250									$ 1,189,150			330,013		853,203
Debt discount	753,935		$ 16,500	$ 152,391	$ 139,799	$ 179,600	$ 269,400			446,604							$ 224,500
Debt refinanced amount	839,514
Repayments for debt			45,000	909,350	$ 489,650	559,600	$ 839,400								451,886	141,372	699,500
Interest expense													75,857		312,912
Gain on settlement of debts													5,934
Debt instrument interest percentage							10.00%
Debt periodic payment			$ 4,500	5,049		$ 3,000											$ 4,372
Secured Merchant Agreement [member] | Inception of the Agreement [Member]
Debt discount										388,769
Secured Merchant Agreement [member] | ACH Payments [Member]
Repayment of short-term debt	10,999									5,801
February 2018 Agreement One [Member]
Repayment of short-term debt		316,093
February 2018 Agreement Two [Member]
Repayment of short-term debt		297,033
New Agreement [Member]
Repayment of short-term debt		1,399,000
New Agreement [Member] | ACH Payments [Member]
Repayment of short-term debt		$ 6,823
August 2019 Arrangement [Member]
Repayments for debt	559,486
Interest expense	$ 446,605
December 2019 Agreement [Member]
Repayment of short-term debt															747,932
Interest expense															277,232
Secured Merchant Agreement One [Member]
Debt discount				291,468
Repayments for debt				840,000									1,071,996		$ 413,580	$ 129,388
Interest expense													442,894
Gain on settlement of debts													594,513
Debt periodic payment				$ 4,649
October 2018 Agreement [Member]
Proceeds from short-term debt										418,381
Repayment of short-term debt										$ 382,000
Paycheck Protection Program [Member] | U.S. Small Business Administration [Member]
Proceeds from short-term debt								$ 505,300
Interest expense													$ 2,298
Debt instrument interest percentage								1.00%
Debt maturity date								Apr. 01, 2022